Allocation of the Purchase Price for the Acquired Net Assets of TicketMob (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 12,505	$ 12,505
TicketMob [Member]
Business Acquisition [Line Items]
Tangible assets		1,930
Goodwill		5,515
Current liabilities		(3,142)
Total consideration		5,918
TicketMob [Member] | Computer Software, Intangible Asset [Member]
Business Acquisition [Line Items]
Intangible Assets		437
TicketMob [Member] | Customer-Related Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible Assets		1,096
TicketMob [Member] | Trademarks and Trade Names
Business Acquisition [Line Items]
Intangible Assets		$ 82